Schedule of Investments
May 31, 2022 (unaudited)
Archer Income Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Corporate Bonds - 55.41% (5)

Accident & Health Insurance - 0.80%
Unum Group, 4.000%, due 03/15/2024 (2)	75,000	75,716

Agricultural Chemicals - 2.11%
Mosaic Co., 3.250%, due 11/15/2022 (2)	200,000	200,577

Air Transportation, Scheduled - 2.05%
American Airlines 2013-2 Class A Pass Through Trust, 4.950%, due 01/15/2023 (2)	38,663	38,550
Southwest Airlines Co., 5.250%, due 05/04/2025 (2)	150,000	156,113

		194,663

Aircraft - 1.50%
Boeing Co., 2.600%, due 10/30/2025 (2)	150,000	142,197

Beverages - 1.06%
Keurig Dr. Pepper, Inc., 3.130%, due 12/15/2023 (2)	100,000	100,268

Crude Petroleum & Natural Gas - 0.48%
Murphy Oil Corp., 6.875%, due 08/15/2024 (2)	45,000	45,338

Electric Services - 1.55%
Southern California Edison Co. Series E, 5.48% (3-month US Libor + 4.199%, to 04/18/2022 (a) (b) (2)	100,000	100,154
Southern Co., 2.950%, due 07/01/2023 (2)	50,000	47,505

		147,659

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.74%
General Electric Co. Series A, 4.000%, to 06/15/2022 (a) (b) (2)	100,000	70,150

Financial Services - 1.46%
General Motors Financial Company, Inc. Series C, 5.70%, to 09/30/2030 (a) (b) (2)	150,000	139,080

General Building Contractors - Residential Buildings - 1.59%
Lennar Corp., 4.750%, due 11/29/2027 (2)	100,000	100,589
Lennar Corp., 4.875%, due 12/15/2023 (2)	50,000	50,903

		151,492

Healthcare Providers & Services - 0.53%
CommonSpirit Health, 2.950%, due 11/01/2022 (2)	50,000	50,185

Hotels and Motels - 1.07%
Marriott International, Inc., 4.15%, due 12/01/2023 (2)	100,000	101,316

Investment Advice - 2.11%
Affiliated Managers Group, Inc., 3.5.0%, due 08/01/2025 (2)	200,000	200,225

National Commercial Banks - 12.33%
Banc of California, Inc., 5.250%, due 04/15/2025 (2)	200,000	201,437
CenterState Bank Corp., 5.750%, to 06/01/2025 (a) (2)	10,000	10,343
Citigroup, Inc. Series B, 5.900%, to 02/15/2023 (a) (b) (2)	100,000	99,514
JPMorgan & Chase Co. Series B, 0.81657%, due 2/01/27 (3-month US Libor + .50%) FRN	150,000	141,061
JPMorgan Chase & Co. Series CC, 4.625%, to 11/01/2022 (a) (b) (2)	150,000	138,726
Mellon Capital IV Series 1, 4.00%, to 06/20/22 (3-month US Libor + 0.565%) (b) (2)(4)	200,000	152,000
Old National Bancorp, 4.125%, due 08/15/2024 (2)	100,000	100,916
Truist Financial Corp. Series M, 5.125%, to 12/15/2027 (a) (b) (2)	100,000	89,009
Truist Financial Corp. Series Q, 5.100%, to 03/01/2030 (2)	75,000	72,375
U.S. Bancorp, 3.700%, 01/15/2027 (a) (b) (2)	200,000	165,883

		1,171,264

Natural Gas Distribution - 0.54%
National Fuel Gas Co., 5.200%, due 07/15/2025 (2)	50,000	51,261

Personal Credit Institutions - 2.46%
Discover Financial Services Series D, 6.125%, to 06/23/2025 (a) (b) (2)	100,000	100,500
OneMain Finance Corp., 3.500%, due 01/15/2027 (2)	150,000	133,463

		233,963

Pharmaceutical Preparations - 0.53%
AbbVie, Inc., 2.900%, due 11/06/2022 (2)	50,000	50,100

Property & Casualty Insurance - 1.66%
Finial Holdings, 7.125%, due 10/15/2023 (2)	150,000	157,764

Real Estate Investment Trusts - 1.06%
Ready Capital Corp., 5.750%, due 02/15/2026	4,000	100,600

Retail-Department Store - 0.41%
Dillards, Inc., 7.750%, due 07/15/2026 (2)	35,000	38,556

Retail-Drug Stores & Proprietary Stores - 2.00%
CVS Health Corp., 2.750%, due 12/01/2022 (2)	190,000	190,360

		190,360

Rubber & Plastics Footwear - 1.58%
Nike, Inc., 2.250%, due 05/01/2023 (2)	150,000	150,037

Security Brokers, Dealers & Flotation Companies - 2.57%
Capital Southwest Corp., 3.375%, due 10/01/2026 (2)	100,000	92,531
The Charles Schwab Corp. Series G, 5.375%, to 06/01/2025 (a) (b) (2)	150,000	151,509

		244,040

Services-Equipment Rental & Leasing - 2.50%
Air Lease Corp., 3.625%, due 12/01/2027 (2)	100,000	93,865
United Rentals, Inc., 3.875%, due 11/15/2027 (2)	150,000	143,964

		237,829

Services-Prepackaged Software - 2.08%
NortonLifelock, Inc., 3.950%, due 06/15/2022 (2)	50,000	50,000
VMWare, Inc., 3.900%, due 08/21/2027 (2)	150,000	147,847

		197,847

State Commercial Banks - 5.67%
Ally Financial, Inc. Series B, 4.700%, to 05/15/2026 (a) (b) (2)	150,000	126,572
Eagle Bancorp, Inc., 5.750%, due 09/01/2024 (2)	150,000	154,704
Fifth Third Bancorp Series L, 4.500%, to 09/30/2025 (a) (b) (2)	150,000	143,261
SVB Financial Group, 4.100%, to 02/15/2031 (a) (b) (2)	150,000	113,955

		538,492

Telephone Communications (No Radio Telephone) - 0.59%
Indiana Bell Tel Co., Inc., 7.300%, due 08/15/2026 (2)	50,000	56,084

Television Broadcasting Stations - 0.60%
CBS Broadcasting, Inc., 7.125%, due 11/01/2023 (2)	54,000	56,816

Wholesale-Groceries & Related Products - 1.79%
Sysco Corp., 6.500%, due 08/01/2028 (2)	152,000	170,061

Total Corporate Bonds	(Cost $ 5,627,726)	5,263,940

Exchange-Traded Funds - 0.37% (3)

iShares US Preferred Stock ETF	1,000	34,750

Total Exchange-Traded Funds	(Cost $ 37,982)	34,750

Municipal Bonds - 26.43%(2) (5)

Arizona - 0.59%
City of Phoenix, AZ, 2.717%, due 07/01/2022 (2)	40,000	40,046
Maricopa County School District No. 66 Roosevelt Elementary 6.243%, due 07/01/2026 (2)	15,000	15,979

		56,025

California - 1.62%
Sacramento, CA Pension Oblg. Series A, 6.420%, due 08/01/2023 (2)	50,000	52,255
Sacramento Cnty., CA Pension Oblg., 6.625%, due 08/01/2024 (2)	95,000	102,015

		154,270

Connecticut - 0.22%
Stratford CT Taxable, 5.750%, due 08/15/2030 (2)	20,000	20,802

Florida - 1.49%
North Miami Beach, FL, Water Revenue Series B, 2.311%, due 08/01/2027 (2)	150,000	141,336

Georgia - 0.56%
Georgia Local Government, 4.750%, due 06/01/2028 (2)	50,000	53,451

Illinois - 1.05%
Eastern IL University Build America Bond, 5.900%, due 04/01/2023 (2)	45,000	44,884
Rosemont, IL Ref Bds Series A, 5.375%, due 12/01/2025 (2)	15,000	16,009
State of Illinois, 4.950%, due 06/01/2023 (2)	38,182	38,583

		99,476

Indiana - 5.37%
Beech Grove, IN Sch Bldg. Corp., 2.850%, due 07/05/2025 (2)	140,000	138,667
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 5.900%, due 07/15/2026 (2)	165,000	165,381
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 07/15/2027 (2)	100,000	100,266
Merrillville, IN, Multi Sch Bldg. Corp., Series B, 3.860%, due 07/15/2023 (2)	40,000	40,276
Mt. Vernon of Hancock County Multi-School Bldg. Corp., 5.280%, due 07/15/2029 (2)	40,000	40,190
Warsaw Industry Redevelopment District Tax Taxable Special Taxing District Series A, 4.750%, due 02/01/2026 (2)	25,000	24,923

		509,703

Maryland - 1.14%
Baltimore MD, Brd of Sch Commissioners City Schs Revenue, 5.692%, due 12/15/25 (2)	100,000	108,045

Michigan - 2.09%
Michigan State Taxable School Loan Series A, 3.200%, due 05/15/2027 (2)	200,000	198,930

Missouri - 0.21%
Kansas City, MO Taxable Gen Obl Series B, 5.050%, due 02/01/2023 (2)	20,000	20,038

New York - 4.89%
City of New York, NY, 1.980%, due 08/01/2023 (2)	150,000	148,783
New York St Dorm Auth Revenues, 1.085%, 07/01/2022 (2)	200,000	190,782
Schenectady, NY Metroplex Development Authority Revenue Taxable Ref, 2.250%, due 08/01/2023 (2)	125,000	124,683

		464,248

Ohio - 3.10%
Avon, OH, General Obligations Various Purpose Improvement Refunding Bonds, Series 2020, 0.955%, due 12/01/2025 (2)	100,000	92,410
Bloom & Carroll Ohio Loc Sch Dist, 5.800%, due 12/01/2025 (2)	60,000	64,564
Cleveland, OH Income Tax Revenue Build America Bonds, 6.060%, due 10/01/2026 (2)	20,000	21,133
JobsOhio Beverage Sys Stwd Lien Liquor Profits Revenue Refunding Bonds, Series 2020A, 2.268%, due 01/01/2028 (2)	125,000	116,056

		294,163

Oklahoma - 0.22%
Garfield County, OK, 6.000%, due 09/01/2024 (2)	20,000	20,545

Oregon - 0.28%
Oregon State Sch Brds Assn Pension, Series B, 5.450%, due 06/30/2024 (2)	25,000	26,226

Pennsylvania - 1.94%
East Norriton & Plymouth PA, Jt Swr Auth, 1.832%, due 8/01/28 (2)	200,000	183,874

Texas - 1.47%
Austin, TX Electric Utility System Revenue Taxable Series A, 2.524%, due 11/15/2023 (2)	20,000	19,931
City of Irving, TX, 5.657%, due 08/15/2023 (2)	25,000	25,157
North Texas Tollway Authority, 8.410%, due 02/01/2030 (2)	50,000	59,735
Texas St. Taxable Refunding Public Finance Authority Series C, 2.531%, due 10/01/2023 (2)	35,000	35,061

		139,884

Wisconsin - 0.21%
Public Finance Authority, WI, 5.750%, due 06/01/2023 (2)	20,000	19,973

Total Municipal Bonds	(Cost $ 2,598,761)	2,510,989

Preferred Securities - 7.05%

Asset Management - 0.79%
B Riley Financial, Inc., 6.50%, due 09/30/2026	3,000	74,850

National Commercial Banks - 5.20%
BAC Capital Trust XIII Series F, 4.000% (3-month Libor + 0.40%) (b) (2)(4)	100,000	75,000
Huntington Bancshares, Inc. Series E, 5.700%, to 04/15/2023 (a) (b)(2)	1,500,000	139,408
Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/2027 (a) (b)(2)	150,000	137,918
PNC Capital Trust C, 1.093000%, due 06/01/2028 (3-month Libor + 0.57%) FRN (2)	150,000	142,054

		494,380

State Commercial Banks - 1.05%
Medallion Bank Utah Series F, 8.000%, to 04/01/2025 (a) (b)	4,000	100,000

Total Preferred Securities	(Cost $ 723,487)	669,230

Structured Note - 3.88% (2)(5)
	Shares	Value
National Commercial Banks - 0.99%
Key Corp., 1.706860%, due 07/01/2028 (3-month US Libor + 0.74%) FRN (2)	100,000	93,902

Security Brokers, Dealers & Flotation Companies - 2.89%
Goldman Sachs Group, Inc. Series MTN, 0.358050%, Capped at 10% (2) (4) (maturity date: 12/13/2028)	100,000	78,616
Goldman Sachs Group, Inc., 0.48025%, Capped at 10% (2)(4) (maturity date: 11/13/2028)	120,000	93,660
Morgan Stanley, Series MTN, 1.528000%, due 08/19/2028 Capped at 10% (2)(4)	114,000	82,080
Morgan Stanley, Series MTN, 1.685000%, due 08/30/2028 Capped at 12% (2)(4)	25,000	20,451

		274,807

Total Structured Note	(Cost $ 442,782)	368,709

Money Market Registered Investment Companies - 5.98%

Federated Treasury Obligation Fund - Institutional Shares 0.66% (4)	568,375	568,375

Total Money Market Registered Investment Companies	(Cost $ 568,375)	568,375

Total Investments - 99.12%	(Cost $ 9,999,113)	9,415,993

Other Assets less Liabilities - .88%		83,145

Total Net Assets - 100.00%		9,499,138

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$777,975	$-
Level 2 - Other Significant Observable Inputs	8,638,018	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$9,415,993	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange Traded Funds.
(4) Variable rate security; the coupon rate shown represents the yield at May 31, 2022.

(5) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(a) Security converts to floating rate after the indicated fixed-rate coupon period.
(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
ADR - American Depository Receipt
LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs.
FRN - Floating Rate Note is a debt instrument whose coupon rate is variable and it tied to a benchmark rate such as LIBOR or the US Treasury Bill rate.
3-month is the period where it is a fixed period of 3 months a lender will lend at that cost.